Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [Abstract]
Schedule of Property, Plant and Equipment

	Vessels and scrubbers US$’000	Dry docking US$’000	Right-of- use assets – Vessels US$’000	Others US$’000	Total US$’000
Cost
At 1 January 2025	3,510,379	156,844	221,713	1,578	3,890,514
Additions (Note 7(a))	54,063	91,278	47,789	471	193,601
Disposal of vessels (Note 7(a))	(87,873)	(8,454)	—	—	(96,327)
Reclassified to assets held for sale (Note 7(a))	(50,163)	(4,252)	—	—	(54,415)
Write off on expiration of leases	—	—	(51,907)	—	(51,907)
Write off on completion of dry docking cycle	—	(42,340)	—	—	(42,340)
At 31 December 2025	3,426,406	193,076	217,595	2,049	3,839,126
Accumulated depreciation and impairment charges
At 1 January 2025	989,156	89,899	203,052	845	1,282,952
Depreciation charge	134,607	38,719	28,037	339	201,702
Disposal of vessels (Note 7(a))	(27,308)	(5,719)	—	—	(33,027)
Reclassified to assets held for sale	(14,806)	(2,119)	—	—	(16,925)
Write off on expiration of leases	—	—	(51,907)	—	(51,907)
Write off on completion of dry docking cycle	—	(42,340)	—	—	(42,340)
At 31 December 2025	1,081,649	78,440	179,182	1,184	1,340,455
Net book value
At 31 December 2025	2,344,757	114,636	38,413	865	2,498,671
Cost
At 1 January 2024	3,573,265	143,375	199,582	1,495	3,917,717
Additions (Note 7(a))	12,514	36,230	23,411	83	72,238
Disposal of vessels (Note 7(a))	(75,400)	(3,555)	(1,280)	—	(80,235)
Write off on completion of dry docking cycle	—	(19,206)	—	—	(19,206)
At 31 December 2024	3,510,379	156,844	221,713	1,578	3,890,514
Accumulated depreciation and impairment charges
At 1 January 2024	899,327	75,216	165,021	531	1,140,095
Depreciation charge	139,048	35,635	39,311	314	214,308
Disposal of vessels (Note 7(a))	(49,219)	(1,746)	(1,280)	—	(52,245)
Write off on completion of dry docking cycle	—	(19,206)	—	—	(19,206)
At 31 December 2024	989,156	89,899	203,052	845	1,282,952
Net book value
At 31 December 2024	2,521,223	66,945	18,661	733	2,607,562